UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
    (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2017

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments                   ......................................................................      2-5

Financial Highlights                .......................................................................    10-11

Notes to Financial Statements                     ................................................................    12-17

Additional Information                      ...................................................................... 18

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•   Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•   Written and electronic correspondence, including telephone contacts; and

•   Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 70.0% (Note 7)				Diversified (continued)
	Diversified – 70.0%		11,653	Fonciere Des Regions, REIT (France)........................	$1,210,474
	AEW Core Property Trust (U.S.), Inc., REIT..............			Frasers Logistics & Industrial Trust, REIT
111,329	Class A Shares.......................................................	$ 109,482,072	635,900	(Singapore)...............................................................	501,613
37,805	Class B Shares.......................................................	37,177,822	6,953	Gecina SA, REIT (France)...........................................	1,127,469
546,875	AEW Value Investors US LP........................................	546,875		Hispania Activos Inmobiliarios SOCIMI SA, REIT
562,619	Barings Core Property Fund LP....................................	70,951,820	33,368	(Spain)......................................................................	601,421
130,862	Clarion Lion Properties Fund LLC...............................	184,453,146	82,294	Inmobiliaria Colonial SA (Spain)................................	816,423
30,915	Harrison Street Core Property Fund.............................	40,747,536	53,402	Interxion Holding NV***(Netherlands).....................	2,719,764
98,704	Heitman America Real Estate LP.................................	117,083,086	26,220	Klepierre, REIT (France).............................................	1,029,153
7,734	Heitman Core Real Estate Debt Income Trust LP.......	7,874,978	19,404	LEG Immobilien AG (Germany)...................................	1,962,875
489	Invesco Core Real Estate USA.....................................	85,054,372	146,400	Leopalace21 Corp. (Japan).............................................	1,020,019
	Invesco Real Estate Asia Fund (Cayman) Unit Trust		124,985	Liberty Property Trust, REIT.........................................	5,131,884
486,961	Class A Units.........................................................	61,576,217		Londonmetric Property, PLC, REIT
	J.P. Morgan U.S. Real Estate Income and		524,266	(United Kingdom).....................................................	1,167,580
16,293,493	Growth Domestic, LP...........................................	24,114,370	152,196	Merlin Properties Socimi SA, REIT (Spain)................	2,108,187
	LaSalle Property Fund LP.............................................		34,400	Mitsubishi Estate Co., Ltd. (Japan).............................	598,121
66,094	Class A Shares.......................................................	103,995,370	126,600	Mitsui Fudosan Co., Ltd. (Japan)................................	2,745,203
24,628	Class B Shares.......................................................	38,750,839	1,081,000	New World Development Co., Ltd. (Hong Kong).....	1,552,668
29,840	Mesa Core Lending Fund LP Class A .........................	31,455,788	2,796,938	Propertylink Group (Australia)....................................	2,040,344
32,793	Met Life Commercial Mortgage Income Fund............	33,451,151	520,000	RHT Health Trust (Singapore).....................................	327,767
1,343,646	RREEF America Reit II, LP.........................................	157,972,441	32,202	Secure Income REIT, PLC (United Kingdom)...........	161,815
7,523	Trumbull Property Fund, LP.........................................	81,288,402	170,156	Segro, PLC, REIT (United Kingdom).........................	1,222,126
4,911	Trumbull Property Income Fund, LP	59,196,398	571	Sekisui House Reit, Inc. (Japan)..................................	659,676
—	US Government Building, LP**...................................	46,440,000	726,500	SOHO China, Ltd. (Cayman Islands)..........................	415,722
	Total Private Investment Funds................................	1,291,612,683	345,499	Spirit Realty Capital, Inc., REIT.................................	2,960,926
	(Cost $1,224,649,962		1,305,000	Spring Real Estate Investment Trust (Hong Kong)....	581,366
			141,836	STORE Capital Corp., REIT.......................................	3,527,461
Common Stocks – 15.1%			91,000	Sun Hung Kai Properties, Ltd. (Hong Kong).............	1,478,301
	Apartments – 2.1%		30,935	TLG Immobilien AG (Germany).................................	713,322
146,550	American Homes 4 Rent, REIT Class A shares........	3,181,600	69,400	Tokyo Tatemono Co., Ltd. (Japan).............................	887,506
	Apartment Investment & Management Co.,		388,378	Viva Energy REIT (Australia).....................................	642,798
113,432	REIT Class A shares............................................	4,975,128	66,075	Vornado Realty Trust, REIT........................................	5,079,846
40,250	AvalonBay Communities, Inc., REIT..........................	7,181,405	10,983	Weyerhaeuser Co., REIT.............................................	373,751
92,700	Equity Residential, REIT..............................................	6,111,711	23,927	Wihlborgs Fastigheter AB (Sweden)...........................	585,183
28,459	Essex Property Trust, Inc., REIT.................................	7,229,440			80,371,368
179,241	Independence Realty Trust, Inc., REIT.......................	1,822,881		Health Care – 1.0%
47,290	Invitation Homes, Inc., REIT.......................................	1,071,118	123,100	HCP, Inc., REIT............................................................	3,425,873
	Japan Rental Housing Investments, Inc., REIT...........			Healthcare Trust of America, Inc., REIT
590	(Japan).......................................................................	416,316	32,687,	Class A shares............................................................	974,073
86,374	Starwood Waypoint Homes, REIT...............................	3,141,422	44,815	Physicians Realty Trust, REIT.....................................	794,570
68,275	UDR, Inc., REIT............................................................	2,596,498	11,343	Sabra Health Care, Inc., REIT.....................................	248,865
58,887	UNITE Group, PLC, REIT (United Kingdom)............	542,496	161,967	Senior Housing Properties Trust, REIT	3,166,455
		38,270,015	66,700	Ventas, Inc., REIT........................................................	4,344,171
	Diversified – 4.4%		85,181	Welltower, Inc., REIT..................................................	5,986,521
46,936	ADO Properties SA (Luxembourg)..............................	2,319,618			18,940,528
3,326	Altarea SCA, REIT (France)........................................	774,599		Hotels – 0.8%
112,529	Arena, REIT (Austalia).................................................	203,016	1,452,500	Far East Hospitality Trust, REIT (Singapore)............	717,443
104,365	Aroundtown SA (Luxembourg)....................................	747,491	11,592	Hilton Grand Vacations, Inc.***.................................	447,799
90,936	Atrium European Real Estate, Ltd. (Jersey)................	425,715	6,223	Hilton Worldwide Holdings, Inc.................................	432,187
793,900	Capitaland Commercial Trust, REIT (Singapore)......	968,635	83	Hoshino Resorts REIT, Inc. (Japan)............................	413,064
131,787	Capitaland Commercial Trust, REIT (Singapore)......	28,370	37,975	Hospitality Properties Trust, REIT..............................	1,081,908
69,853	Castellum AB (Sweden)................................................	1,096,049	202,225	Host Hotels & Resorts, Inc., REIT..............................	3,739,140
189,229	Charter Hall Group, REIT (Australia)..........................	797,076	2,545	Japan Hotel REIT Investment Corp. (Japan)..............	1,608,083
28,150	Coresite Realty Corp., REIT.........................................	3,149,985	47,125	LaSalle Hotel Properties, REIT...................................	1,367,567
739,400	Croesus Retail Trust (Singapore)..................................	635,041	72,991	Park Hotels & Resorts, Inc., REIT..............................	2,011,632
1,462,642	Cromwell Property Group, REIT (Australia)..............	1,095,668	51,225	Pebblebrook Hotel Trust, REIT...................................	1,851,271
41,365	Crown Castle International Corp., REIT......................	4,135,673	58,331	Sunstone Hotel Investors, Inc., REIT..........................	937,379
48,841	Deutsche Wohnen SE (Germany).................................	2,073,477			14,607,473
380,549	Dexus, REIT (Australia)...............................................	2,835,775		Mortgages – 0.1%
18,800	Digital Realty Trust, Inc., REIT...................................	2,224,604	127,389	CYS Investments, Inc., REIT......................................	1,100,641
	Empiric Student Property, PLC, REIT (United
139,846	Kingdom)..................................................................	189,736		Office Properties – 1.4%
47,598	Entra ASA (Norway).....................................................	651,413	44,190	Alexandria Real Estate Equities, Inc., REIT..............	5,257,284
18,911	EPR Properties, REIT....................................................	1,318,853	31,300	Boston Properties, Inc., REIT......................................	3,846,144
18,259	Equinix, Inc., REIT........................................................	8,148,992	41,030	Brandywine Realty Trust, REIT................................	717,615
29,303	Fabege AB (Sweden).....................................................	600,818	527,000	Champion REIT (Hong Kong)...................................	363,630

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited) (continued)

Shares		Value	Shares		Value
	Office Properties – (continued)			Warehouse / Industrial – (continued)
132,425	City Office REIT, Inc...............................................	$ 1,823,492		WPT Industrial Real Estate Investment Trust
82	Daiwa Office Investment Corp., REIT (Japan)......	410,273	126,419	(Canada)...........................................................	$ 1,690,412
83,350	Douglas Emmett, Inc., REIT....................................	3,285,657			27,939,591
121,880	Hudson Pacific Properties, Inc., REIT....................	4,086,636		Total Common Stocks	279,117,209
159,603	Investa Office Fund, REIT (Australia)....................	563,367		(Cost $269,587,765)
56,200	Kilroy Realty Corp., REIT.......................................	3,996,944
388	MCUBS MidCity Investment Corp., REIT (Japan)	1,182,706	Preferred Stock – 2.5%
666,900	Viva Industrial Trust, REIT (Singapore)................	464,610		Apartments – 0.4%
		25,998,358		American Homes 4 Rent, REIT
	Regional Malls – 1.3%		137,221	Series D, 6.50%	3,787,300
81,175	GGP, Inc., REIT.......................................................	1,686,005	55,475	Series E, 6.35%..................................................	1,474,525
77,150	Macerich Co., The, REIT.........................................	4,240,935		Apartment Investment & Management Co., REIT,
17,899	Pennsylvania Real Estate Investment Trust, REIT	187,761	60,425	Series A, 6.88%...............................................	1,597,637
109,230	Simon Property Group, Inc., REIT.........................	17,587,122			6,859,462
22,325	Taubman Centers, Inc., REIT..................................	1,109,552		Diversified – 0.3%
		24,811,375		Digital Realty Trust, Inc., REIT,
	Residential – 0.2%		24,350	Series H, 7.38%...............................................	660,372
53,323	Sun Communities, Inc., REIT.................................	4,568,715	4,825	Series J, 5.25%................................................	121,011
				PS Business Parks, Inc., REIT,
	Shopping Centers – 1.4%		80,325	Series T, 6.00%................................................	2,020,977
48,125	Brixmor Property Group, Inc., REIT......................	904,750	6,525	Series U, 5.75%..............................................	164,104
514,122	Citycon OYJ (Finland).............................................	1,352,601		Retail Properties of America, Inc., REIT,
375,562	DDR Corp., REIT.....................................................	3,440,148	35,250	Series A, 7.00%...............................................	898,875
	Eurocommercial Properties NV, REIT			Vornado Realty Trust, REIT,
12,489	(Netherlands)	534,041	44,350	Series G, 6.63%...............................................	1,132,256
12,975	Federal Realty Investment Trust, REIT..................	1,611,625	4,100	Series K, 5.70%..............................................	103,238
327,000	Fortune, REIT (Singapore)......................................	383,864			5,100,833
363	Kenedix Retail REIT Corp. (Japan)........................	754,227		Health Care – 0.0%
122,000	Kimco Realty Corp., REIT......................................	2,385,100	11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	291,128
120,485	Kite Realty Group Trust, REIT...............................	2,439,821	3,650	Senior Housing Properties Trust, REIT 6.25%....	98,988
323,000	Link REIT (Hong Kong)	2,617,377			390,116
407,212	Newriver REIT, PLC (United Kingdom)..............	1,848,163		Hotels – 0.1%
43,375	Regency Centers Corp., REIT.................................	2,690,985	40,275	LaSalle Hotel Properties, REIT Series J, 6.30%.	1,031,040
12,005	Vastned Retail NV, REIT (Netherlands)................	534,911		Sunstone Hotel Investors, Inc., REIT,
112,445	Weingarten Realty Investors, REIT	3,569,004	7,625	Series F, 6.45%...............................................	198,402
		25,066,617			1,229,442
				Office Properties – 0.4%
	Storage – 0.9%		151,456	SL Green Realty Corp., REIT, Series I, 6.50%...	3,831,837
177,600	CubeSmart, REIT.....................................................	4,610,496	145,400	VEREIT, Inc., Series F, 6.70%.............................	3,741,142
49,422	Extra Space Storage, Inc., REIT..............................	3,949,806			7,572,979
41,675	Life Storage, REIT...................................................	3,409432		Regional Malls – 0.7%
25,575	Public Storage, REIT...............................................	5,472,794		CBL & Associates Properties Inc., REIT,
		17,442,528	75,246	Series D, 7.38%................................................	1,839,012
	Warehouse / Industrial – 1.5%		81,500	GGP, Inc., REIT, Series A, 6.38%.......................	2,092,920
525,600	AIMS AMP Capital Industrial, REIT, (Singapore)	546,350		Pennsylvania Real Estate Investment Trust, REIT
29,625	CyrusOne, Inc., REIT...............................................	1,745,801	57,362	Series A, 8.25%................................................	1,443,228
211,151	Goodman Group, REIT (Australia).........................	1,364,765	2,150	Series B, 7.38%................................................	54,288
28,940	Granite Real Estate Investment Trust (Canada).....	1,161,311	65,750	Series C, 7.20%................................................	1,708,842
	Industrial & Infrastructure Fund			Taubman Centers Inc., REIT,
246	Investment Corp., REIT (Japan).......................	1,042,808	188,200	Series J, 6.50%..................................................	4,735,112
533	Japan Logistics Fund, Inc., REIT (Japan)...............	992,344	24,775	Series K, 6.25%................................................	621,109
	Macquarie Mexico Real Estate Management SA			Washington Prime Group, Inc., REIT,
757,740	de CV, REIT (Mexico)......................................	1,002,414	1,800	Series H, 7.50%...............................................	45,378
	PLA Administradora Industrial S de RL de CV,		11,400	Series I, 6.88%.................................................	285,912
740,170	REIT (Mexico)...................................................	1,274,263			12,825,801
	Prologis Property Mexico SA de CV, REIT			Residential – 0.0%
197,530	(Mexico).............................................................	390,721	7,000	Sun Communities, Inc., REIT, Series A, 7.13%	176,750
219,836	Prologis, Inc., REIT..................................................	13,950,793
	Safestore Holdings, PLC, REIT (United			Shopping Centers – 0.5%
161,908	Kingdom).........................................................	947,448		DDR Corp., REIT,
66,624	STAG Industrial, Inc., REIT....................................	1,830,161	69,800	Series A, 6.38%................................................	1,818,290
			111,975	Series J, 6.50%..................................................	2,806,093

See accompanying notes to financial statements

 VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited) (continued)

Shares		Value	Par		Value
	Shopping Centers – (continued)			Reginal Malls – 0.1%
3,000	DDR Corp., REIT, Series K, 6.25%....................	$ 75,900		CBL & Associates LP, REIT
	Kimco Realty Corp., REIT,		369,000	5.25%, 12/1/2023................................................	373,771
6,900	Series J, 5.50%..................................................	174,984	881,000	4.60%, 10/15/2024..............................................	841,064
14,150	Series K, 5.63%................................................	359,693			1,214,835
20,825	Saul Centers, Inc., REIT, Series C, 6.88%...........	534,578		Shopping Centers – 0.2%
	Urstadt Biddle Properties, Inc., REIT,			Brixmor Operating Partnership LP, REIT
79,375	Series F, 7.13%.................................................	2,013,744	1,061,000	3.88%, 8/15/2022..............................................	1,094,325
20,950	Series G, 6.75%................................................	551,299		DDR Corp., REIT,
64,475	Series H, 6.25%................................................	1,666,034	267,000	4.63%, 7/15/2022..............................................	283,265
		10,000,615		Regency Centers Corp., REIT,
	Storage – 0.1%		93,000	3.75%, 11/15/2022............................................	95,947
	Public Storage, REIT,			Retail Opportunity Investments Partnership LP,
52,425	Series V, 5.38%...............................................	1,326,352		REIT,
11,925	Series Y, 6.38%...............................................	321,379	16,000	5.00%, 12/15/2023............................................	16,681
		1,647,731		Retail Properties of America, Inc., REIT,
	Warehouse / Industrial – 0.0%		1,513,000	4.00%, 3/15/2025.....................................	1,461,596
2,400	Rexford Industrial Realty, Inc., REIT, Series A, 5.88%	61,320			2,951,814
	Total Preferred Stock.........................................	45,865,049		Total Corporate Debt..............................................	22,167,616
	(Cost $45,566,420)			(Cost $21,902,932)

Par			Shares
Corporate Debt – 1.2%			Commercial Mortgage Backed Securities – 2.2%
	Apartments – 0.0%			Banc of America Commercial Mortgage Trust,
$ 764,0000	Select Income, REIT, 2.85%, 2/1/2018................	765,789	2,375,000	3.25%, 2/15/2050 Ser 2017-BNK3, Class D.....	1,937,929
				BANK 2017-BNK4,
	Diversified – 0.2%		23,924,258	1.46%, 5/15/2050 Ser 2017-BNK4, Class XA..	2,385,894
	Liberty Property LP, REIT,		2,000,000	3.36%, 5/15/2050 Ser 2017-BNK4, Class D.....	1,673,086
112,0000	4.75%, 10/1/2020...............................................	118,921		BANK 2017-BNK5,
	Corporate Office Properties LP, REIT,		3,000,000	4.26%, 6/15/2060 Ser 2017-BNK5, Class E.....	1,998,424
129,000	2.50%, 6/30/2019...............................................	129,822		CGMS Commercial Mortgage Trust 2017-B1,
2,418,000	5.00%, 1/15/2022...............................................	2,613,546	2,000,000	3.00%, 8/1/2050..................................................	1,584,532
		2,862,289		Citigroup Commercial Mortgage Trust,
	Health Care – 0.3%		2,500,000	3.23%, 9/15/2048 Ser 2015-PI, Class D............	2,038,747
	Senior Housing Properties Trust, REIT,			Comm 2014-UBS2 Mortgage Trust,
3,455,000	3.25%, 5/01/2019.................................................	3,495,287	2,432,500	5.01%, 3/1/2047..................................................	2,098,436
2,150,000	6.75%, 4/15/2020.................................................	2,318,439		Comm Mortgage Trust,
154,000	6.75%, 12/15/2021...............................................	172,213	2,000,000	3.65%, 10/10/2048 Ser 2015-LC23, Class D....	1,774,774
		5,985,939		GS Mortgage Securities Trust,
	Office Properties – 0.4%		2,000,000	4.76%, 8/10/2046 Ser 2013-GC14, Class F......	1,556,640
	Alexandria Real Estate Equities, Inc., REIT,		3,150,000	4.86%, 4/1/2047 Series 2014-GC20, Class D...	2,258,343
54,000	2.75%, 1/15/2020................................................	54,565	1,750,000	3.58%, 6/10/2047 Series 2014-GC22, Class E..	1,132,381
315,0000	4.60%, 4/1/2022..................................................	336,453		JPMCC Commercial Mortgage Securities Trust,
	Brandywine Operating Partnership LP, REIT,		7,250,000	3.45%, 9/1/2050 Ser 2017-JP7, Class A5..........	7,466,267
17,000	4.95%, 4/15/2018...............................................	17,231		JPMDB Commercial Mortgage Securities Trust,
	Corporate Office Properties LP, REIT,		1,500,000	4.58%, 3/15/2050 Ser 2017-C5, Class D...........	1,477,259
1,044,000	3.70%, 6/15/2021...............................................	1,071,337		Morgan Stanley Bank of America Merrill Lynch
2,441,000	3.60%, 5/15/2023...............................................	2,454,203		Trust,
	Equity Commonwealth, REIT,		2,153,000	4.13%, 5/15/2046 Ser 2013-C9, Class D...........	1,992,309
587,000	5.88%, 9/15/2020..............................................	626,583	3,576,000	4.41%, 10/15/2048 Ser 2015-C26, Class E......	2,517,812
	Government Properties Income Trust, REIT,			SG Commercial Mortgage Securities Trust,
532,000	3.75%, 8/15/2019..............................................	539,785	13,854,896	2.02%, 12/10/2048 Ser 2016-C5, Class XA......	1,673,020
2,824,000	4.00%, 7/15/2022..............................................	2,851,122		UBS-Barclays Commercial Mortgage Trust,
	Piedmont Operating Partnership LP, REIT,		25,433,884	1.74%, 12/10/2045 Ser 2012-C4, Class XA......	1,698,928
51,000	3.40%, 6/1/2023................................................	50,571	2,000,000	5.04%, 8/10/2049 Ser 2012-C3, Class D...........	2,017,195
299,000	Select Income, REIT, 4.15%, 2/1/2022...............	304,090		Wells Fargo Commercial Mortgage Trust,
	SL Green Realty Corp., REIT,		2,000,000	3.37%, 1/15/2059 Ser 2016-NXS5, Class A5...	2,047,557
78,000	4.50%, 12/1/2022..............................................	81,010			41,329,533
		8,386,950		Total Commercial Mortgage Backed Securities	41,329,533
				(Cost $40,888,401)

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2017 (Unaudited) (continued)

Shares				% of Net
Short-Term Investment – 8.3%			Industry	Assets
	Morgan Stanley Institutional Liquidity Fund-		Diversified................................................................	74.9%
153,395,485	Treasury Securities Portfolio..............................	153,395,485	Short-Term Investments..........................................	8.3%
	(Cost $153,395,485)		Apartments................................................................	2.5%
			Office Properties......................................................	2.2%
	Total Investments – 99.3%....................................	$1,833,487,575	Commercial Mortgage Backed Securities..............	2.2%
	(Cost $1,755,990,965)		Regional Malls.........................................................	2.1%
			Shopping Centers.....................................................	2.1%
	Other Assets Net of Liabilities – 0.7% ..........	13,165,006	Warehouse/Industrial...............................................	1.5%
	Net Assets – 100.0%...............................................	$1,846,652,581	Health Care...............................................................	1.3%
			Storage......................................................................	1.0%
			Hotels........................................................................	0.9%
*	Non-Tradable Securities		Residential................................................................	0.2%
**	Partnership is not designated in units. The Fund owns approximately 2.5%		Mortgages.................................................................	0.1%
***	Non-income producing security		Other Assets Net of Liabilities................................	0.7%
			Total..........................................................................	100.0%
	Portfolio Abbreviations:
	LP – Limited Partnership
	PLC – Public Limited Company
	REIT – Real Estate Investment Trust

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 1,755,990,965
..... Net unrealized appreciation.....................................................................................................................	77,496,610
..... Total investment in securities, at fair value..............................................................................................	1,833,487,575
Foreign Currency (cost $37,158)..................................................................................................................	37,139

Receivables for:
Investments sold.......................................................................................................................................	242,072
Dividends and interest..............................................................................................................................	14,046,303
Fund shares sold.......................................................................................................................................	5,041,941
Reclaims..................................................................................................................................................	72,410
Total receivables..........................................................................................................................................	19,402,726
Prepaid expenses	120,404
Total Assets............................................................................................................................................	1,853,047,844

LIABILITIES:
Due to custodian	723,779

Payables for:
Investments purchased..............................................................................................................................	153,157
Adviser fees, net.......................................................................................................................................	4,958,519
Administrative fees..................................................................................................................................	193,195
Audit and tax fees....................................................................................................................................	28,880
Custodian fees..........................................................................................................................................	26,668
Legal fees................................................................................................................................................	26,988
Registration fees.......................................................................................................................................	36,096
Printing fees.............................................................................................................................................	20,883
Transfer agent fees	32,935
Accrued expenses and other liabilities.......................................................................................................	194,163
Total Liabilities......................................................................................................................................	6,395,263
Commitments and Contingent Liabilities (Note 7)
NET ASSETS.............................................................................................................................................	$ 1,846,652,581

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	1,776,093,428
Distributions in excess of net investment income..........................................................................................	(16,247,543)
Accumulated net realized gain on investments and foreign currency..............................................................	9,307,972
Net unrealized appreciation on investments and foreign currency..................................................................	77,498,724

TOTAL NET ASSETS...............................................................................................................................	$ 1,846,652,581

Class F-Shares
Net Assets................................................................................................................................................	$ 25,623,742
Shares of beneficial interest outstanding (unlimited authorization).............................................................	929,099
$ 27.58
Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................

Class I-Shares
Net Assets................................................................................................................................................	$ 1,821,028,839
Shares of beneficial interest outstanding (unlimited authorization).............................................................	65,851,937
$ 27.65
Net asset value price per share (Net Assets/Shares Outstanding) ............................................................

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

Investment Income:
Dividends income....................................................................................................................................	$ 28,832,953
Interest income.........................................................................................................................................	1,078,288
Less: foreign taxes withheld.....................................................................................................................	(99,144)
Total Investment Income...........................................................................................................................	29,812,097

Expenses:
Adviser fees (Note 3)...............................................................................................................................	8,767,777
Administrative fees..................................................................................................................................	281,334
Distribution fees, Class F-Shares (Note 3).................................................................................................	35,808
Director's fees (Note 3).............................................................................................................................	61,460
Transfer agent fees, Class F-Shares...........................................................................................................	2,512
Transfer agent fees, Class I-Shares............................................................................................................	172,538
Custodian fees..........................................................................................................................................	103,541
Registration fees.......................................................................................................................................	52,437
Audit and tax fees....................................................................................................................................	36,370
Legal fees................................................................................................................................................	145,086
Printing....................................................................................................................................................	124,526
Insurance fees..........................................................................................................................................	23,287
Other expenses.........................................................................................................................................	215,953
10,022,629

Net Investment Income..............................................................................................................................	19,789,468

Net Realized and Unrealized Gain on Investments
Net realized gain on investments...............................................................................................................	837,956
Net realized gain on foreign currency transactions.....................................................................................	67,083
Net change in unrealized appreciation on investment securities and foreign currency..................................	22,822,732
Net Realized and Unrealized Gain on Investments....................................................................................	23,727,771

Net Increase in Net Assets Resulting from Operations..............................................................................	$ 43,517,239

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2017	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2017
From Operations:
Net investment income........................................................................................................................................	$ 19,789,468	$ 24,923,927
Net realized gain on investment securities and foreign currency................................................................	905,039	5,630,799
Net change in unrealized appreciation on investments and foreign currency...........................................	22,822,732	24,968,303
Net Increase in Net Assets Resulting from Operations................................................................................	43,517,239	55,523,029

Distributions to Shareholders from:
Net investment income, Class F-Shares...........................................................................................................	(502,998)	(400,336)
Net investment income, Class I-Shares............................................................................................................	(35,269,533)	(25,899,727)
Return of Capital, Class F-Shares.....................................................................................................................	– .	(290,965)
Return of Capital, Class I-Shares......................................................................................................................	– .	(18,824,003)
Total Distributions.................................................................................................................................................	(35,772,531)	(45,415,031)

Capital Share Transactions:
Class F-Shares:
Shares issued.........................................................................................................................................................	6,448,0336	11,961,122
Reinvested dividends...........................................................................................................................................	98,956	106,525
Shares redeemed..................................................................................................................................................	(2,397,873)	(3,278,629)
Total Class F-Shares	4,149,119	8,789,018

Class I-Shares:
Shares issued.........................................................................................................................................................	456,531,525	737,484,561
Reinvested dividends...........................................................................................................................................	6,591,434	7,036,296
Shares redeemed..................................................................................................................................................	(39,883,055)	(53,221,125)
Total Class I-Shares	423,239,907	691,299,732

Net Increase in Net Assets Resulting from Capital Share Transactions	427,389,023	700,088,750
Total Increase in Net Assets	435,133,731	710,196,748

Net Assets:
Beginning of Period.............................................................................................................................................	$ 1,411,518,850	$ 701,322,102
End of Period........................................................................................................................................................	$ 1,846,652,581	$ 1,411,518,850
Distributions in excess of net investment income..........................................................................................	$ (16,247,543)	$ (264,480)

Share Transactions:
Class F-Shares:
Shares sold............................................................................................................................................................	234,891	438,797
Shares issued in reinvestment of dividends.....................................................................................................	3,617	3,926
Shares redeemed..................................................................................................................................................	(87,658)	(120,396)
Net Increase in Class F-Shares	150,850	322,327

Class I-Shares:
Shares sold............................................................................................................................................................	16,561,857	26,963,718
Shares issued in reinvestment of dividends.....................................................................................................	240,382	258,661
Shares redeemed..................................................................................................................................................	(1,455,430)	(1,954,866)
Net Increase in Class I-Shares	15,346,809	25,267,513
Net Increase in Shares of Beneficial Interest Outstanding.........................................................................	15,497,659	25,589,840

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2017 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations...............................................................................	$ 43,517,239

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities........................................................................................................	(486,775,619)
Proceeds from disposition of investment securities...............................................................................	57,658,194
Net proceeds from short-term investment securities..............................................................................	10,066,992
Change in net unrealized appreciation on securities..............................................................................	(22,822,732)
Net realized gain from investments sold...............................................................................................	(837,956)
Net realized gain from foreign currency transactions.............................................................................	(67,083)
Net amortization/(accretion) of premium/(discount)..............................................................................	359,257
Increase in dividends and interest receivable.........................................................................................	(4,381,281)
Increase in other assets........................................................................................................................	(31,325)
Increase in due to custodian	723,779
Increase in prepaid expenses................................................................................................................	(102,621)
Increase in Advisor fees payable, net....................................................................................................	1,860,026
Increase in administration fees payable.................................................................................................	78,410
Decrease in audit and tax fees payable..................................................................................................	(21,905)
Decrease in legal fees payable..............................................................................................................	(48,979)
Increase in custodian fees payable	26,668
Decrease in registration fees payable....................................................................................................	(6,473)
Increase in printing fees payable..........................................................................................................	11,169
Increase in transfer agent fees payable..................................................................................................	32,935
Increase in accrued expenses and other liabilities..................................................................................	85,376
Net Cash Used in Operating Activities..............................................................................................	(400,675,929)
Effect of exchange rate changes on foreign currency.............................................................................	68,919

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	471,945,705
Payment of shares redeemed..................................................................................................	(42,280,928)
Dividends paid (net of reinvestment of dividends)..................................................................	(29,082,141)
Net Cash Provided by Financing Activities	400,582,636
Net Increase in Cash.......................................................................................................	(24,374)

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	61,513
End of the period...................................................................................................................	$ 37,139
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 6,690,390

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six-Months
	Ended
	September 30.	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$ 27.45	$ 27.23	$ 26.39	$ 25.41	$ 25.78	$ 25.00
Income from investment operations.....................................................................................................................
Net investment income (a).....................................................................................................................................	0.29	0.57	0.57	0.45	0.50	1.00
Net realized and unrealized gain..........................................................................................................................	0.43	0.87	1.45	1.61	0.20	0.36
Total from investment operations.....................................................................................................................	0.72	1.44	2.02	2.06	0.70	1.36

Distribution from Net Investment Income............................................................................................................	(0.59)	(0.71)	(0.36)	(0.81)	(0.62)	(0.58)
Return of Capital..................................................................................................................................................	– .	(0.51)	(0.82)	(0.27)	(0.45)	– .
Early withdrawal charges.....................................................................................................................................	– (b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net Asset Value, End of Period	$ 27.58	$ 27.44	$ 27.23	$ 26.39	$ 25.41	$ 25.78

Total Return Based on Net Asset Value............................................................................................................	2.35%(c)	5.45%	8.27%	7.92%	2.80%	5.48%

Ratios and Supplemental Data:
Net Assets at end of period (000’s)......................................................................................................................	$ 25,624	$ 21,367	$ 12,416	$ 1,689	$ 1,112	$ 562
Ratios of gross expenses to average net assets.....................................................................................................	1.53%(d)	1.57%	1.66%	2.64%	4.05%	30.66%
Ratios of net expenses to average net assets.........................................................................................................	1.53%(d)	1.57%	1.64%	2.21%	2.05%	0.66%
Ratios of net investment income to average
net assets.........................................................................................................................................................	2.08%(d)	2.10%	2.13%	1.75%	2.01%	3.99%
Portfolio turnover rate..........................................................................................................................................	3.76%(c)	24.97%	20.93%	39.83%	62.38%	23.54%

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)      Less than $0.005 per share

(c)      Not annualized

(d)      Annualized

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Six Months
	Ended	Year	Year	Year	Year	Period
	September 30,	Ended	Ended	Ended	Ended	Ended
	2017	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$ 27.52	$ 27.30	$ 26.47	$ 25.47	$ 25.83	$ 24.91
Income from investment operations.....................................................
Net investment income (a)................................................................................................	0.34	0.67	0.65	0.64	0.67	0.83
Net realized and unrealized gain.....................................................	0.42	0.85	1.46	1.62	0.22	0.74
Total from investment operations.....................................................	0.76	1.52	2.11	2.26	0.89	1.57

Distribution from Net Investment Income...........................................	(0.63)	(0.75)	(0.39)	(0.95)	(0.73)	(0.65)
Return of Capital.................................................................................	– .	(0.55)	(0.89)	(0.31)	(0.52)	– .
Net Asset Value, End of Period	$ 27.65	$ 27.52	$ 27.30	$ 26.47	$ 25.47	$ 25.83

Total Return Based on Net Asset Value	2.53%	5.79%	8.58%	8.74%	3.56%	6.37%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)......................................................	$ 1,821,029	$ 1,390,152	$ 88,906	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets.....................................	1.23%(c)	1.27%	1.35%	1.89%	3.30%	29.91%(c)
Ratios of net expenses to average net assets.........................................	1.23%(c)	1.27%	1.34%	1.46%	1.30%	0.17%(c)
Ratios of net investment income to average net assets	2.44%(c)	2.45%	2.44%	2.50%	2.68%	4.48%(c)
Portfolio turnover rate.........................................................................	3.76(b)	24.97%	20.93%	39.83%	62.38%	23.54%(c)

*   The Fund began issuing shares on July 10, 2012

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy.  The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.  On April 18, 2017, the registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $4 billion.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (“the I-Shares”). The F-Shares are subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase. F-Shares had early withdrawal charges of approximately $2,000, for the six months ended September 30, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2017, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2017	Price	Inputs	Inputs

Common Stocks *...........................................	$ 279,117,209	$ 279,117,209	$ – .	$ – .
Preferred Stocks *...........................................	45,865,049	45,865,049	– .	– .
Corporate Debt *.............................................	22,167,616	– .	22,167,616	– .
Commercial Mortgage Backed Securities*.......	41,329,533	– .	41,329,533	– .
Short-Term Investments*................................	153,395,485	153,395,485	– .	– .
Subtotal..........................................................	$ 541,874,892	$ 478,377,743	$ 63,497,149	$ – .
Private Investment Funds*..............................	$ 1,291,612,683
Total...............................................................	$ 1,833,487,575

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the six months ended September 30, 2017.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.  Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2017, tax character of the distribution paid by the Fund was approximately $18,998,000 of ordinary income dividends, approximately $7,302,000 of long-term capital gains and approximately $19,115,000 of return of capital. For the year ended March 31, 2016, tax character of the distribution paid by the Fund were approximately $3,463,000 of ordinary income dividends, approximately $992,000 of long-term capital gains and approximately $9,984,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2017, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2017, the Fund incurred no qualified late year losses.

As of September 30, 2017, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $85,374,000, ($7,877,000) and $77,497,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2017, was approximately $1,755,991,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $7,721,000 for the six months ended September 30, 2017.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers. The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc., La Francaise Forum Securities Limited and effective November 2, 2016, Principal Real Estate Investors, LLC. The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”). Fees paid to investment managers are based on the average net assets of the fund at an annual rate between 0.05% and 0.08%. The Fund incurred fees to the Investment Managers of approximately $1,047,000 for the six months ended September 30, 2017.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $485,731,000 and $55,931,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2017 cumulatively were approximately $42,281,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

NOTE 6.  LINE OF CREDIT

The Fund has entered into a secured $130,000,000 line of credit through ZB, N.A. dba Vectra Bank Colorado (“Vectra”) for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”).  Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing.  In addition, the Fund incurs a Non-Utilization Fee equal to 38 basis points on the portion of the LOC not being used.  The Fund expensed loan fees of approximately $160,000 during the six months ended September 30, 2017.  As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account.  As of September 30, 2017, the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated April 18, 2017.

As of September 30, 2017, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	111,329	$ 103,952	$ 109,482	$ 20,000	6.0%	45 Days
Class B Shares	7/2/2013	37,805	35,298	37,178	—	2.0%	45 Days
AEW Value Investors U.S. LP	8/17/17	546,875	547	547	—	0.0%	30 Days
Barings Core Property Funds LP	9/30/13	562,619	66,625	70,952	—	3.9%	30 Days
Clarion Lion Properties Fund LLC	7/1/2013	130,862	171,180	184,453	—	10.0%	90 Days
Harrison Street Core Property Fund	8/13/2014	30,915	38,000	40,748	50,000	2.2%	45 Days
Heitman America Real Estate LP	4/1/2017	98,704	109,887	117,083	69,820	6.3%	90 Days
Heitman Core Real Estate Debt Income Trust LP	12/2/2014	7,734	7,875	7,875	92,120	0.4%	90 Days
Invesco Core Real Estate USA	12/31/2013	489	79,500	85,054	5,000	4.6%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	486,961	60,000	61,576	25,000	3.4%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	16,293,493	22,133	24,114	—	1.3%	60 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	66,094	99,600	103,995	46,840	5.6%	45 Days
Class B Shares	8/31/2015	24,628	37,101	38,751	—	2.1%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	29,840	31,067	31,456	49,140	1.7%	30 Days
Met Life Commercial Mortgage
Income Fund (d)	10/1/2015	32,793	33,315	33,451	16,780	1.8%	90 Days
RREEF America REIT II, LP	9/30/2013	1,343,646	148,070	157,973	36,130	8.6%	45 Days
Trumbull Property Fund, LP	9/30/2013	7,523	80,000	81,289	5,000	4.4%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	4,911	57,500	59,196	50,000	3.2%	60 Days
US Government Building, LP	5/1/2014	(e)	43,000	46,440	50,000	2.5%	60 Days
Total			$ 1,224,650	$ 1,291,613	$ 540,250	70.0%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)    The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which are subject to a lockup period ending 10/02/2017.

(e)   Partnership is not designated in units. The Fund owns approximately 2.5% at September 30, 2017

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2017

NOTE 8. SUBSEQUENT EVENTS

On October 12, 2017, the Fund increased its line of credit with ZB, N.A. dba Vectra Bank Colorado to $130 million facility (see Note 6).  Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period.  Copies of the Fund’s Forms N-Q will be available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.  You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets (in 1,000,000)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	$430	0	N/A
Casey Frazier	Other Pooled Investment Vehicles:	6	$2	0	N/A
	Other Accounts:	0	N/A	0	N/A

Potential Conflicts of Interests

The Adviser, the asset managers managing Institutional Investment Funds, the Securities Sub-Advisers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, Institutional Investment Funds and individual accounts (collectively, “Institutional Clients”), as well as to the Fund.  The Fund has no interest in the activities of the other Institutional Clients.  In addition, the Adviser, the institutional asset managers managing Institutional Investment Funds, the Securities Sub-Advisers, and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.  However, there are no affiliations or arrangements between the Institutional Clients, the Institutional Investment Funds, the managers of such funds and the Securities Sub-Advisers.

 (a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)    Disclosure of Securities Ownership

None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)* /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/28/2017

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    11/28/2017

* Print the name and title of each signing officer under his or her signature.